Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	20.78%	21.98%	22.20%
Risk-free interest rate	1.98%	2.67%	1.71%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 1 month 9 days	5 years 1 month 17 days	4 years 9 months 3 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	18.59%	22.88%	18.21%
Risk-free interest rate	0.80%	1.07%	0.50%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	15 days	15 days	15 days